Premises and Equipment	12 Months Ended
Mar. 31, 2017
Property Plant And Equipment [Abstract]
Premises and Equipment

Note 4 - Premises and Equipment

	March 31,
	2017	2016
	(In Thousands)
Land and land improvements	$3,569	$3,569
Buildings and improvements	7,011	7,029
Furnishings and equipment	3,874	3,669
Leasehold improvements	2,064	1,430
Construction in progress	—	54
	16,518	15,751
Accumulated depreciation and amortization	(7,978)	(7,670)
	$8,540	$8,081

Note 4 - Premises and Equipment (Continued)

Rental expenses related to the occupancy of leased premises, including property taxes and common area maintenance, totaled approximately $807,000, $702,000 and $568,000 for the years ended March 31, 2017, 2016 and 2015, respectively. Some operating leases contain renewal options and provisions requiring the Bank to pay property taxes and operating expenses over base amounts. At March 31, 2017, the minimum obligation under all non-cancellable lease agreements, which expire through 2026, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2018	$598
2019	563
2020	487
2021	323
2022	196
Thereafter	813
$2,980